COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
28.	COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

From January 1, 2008, Jiangxi Jinko leased buildings and land use rights from Desun, under a non-cancelable operating lease expiring in January 2018. In addition, the Group also leased office buildings for its offices under non-cancelable operating lease from third parties.

Future minimum obligations for operating leases are as follows:

Year ending December 31,	RMB
2014	8,101,999
2015	3,048,529
2016	1,946,349
2017	1,644,217
2018	543,913
Thereafter	861,194
Total	16,146,201

 Rental expense under all operating leases were RMB5,493,427, RMB8,588,661 and RMB9,385,783 for the years ended December 31, 2011, 2012 and 2013, respectively.

(b) Capital commitments

The Group entered into several purchase agreements and supplementary agreements with certain suppliers to acquire machineries to be used in the manufacturing of its products. The Group's total future payments under these purchase agreements amounted to RMB105.4 million as of December 31, 2013.

(c) Contingencies

In the opinion of management, as confirmed by its legal counsel, as of December 31, 2013, the ownership structure of the Group is in compliance with all existing PRC laws and regulations. It is also in the opinion of management that potential losses arising from the ownership structure based on current regulatory environment is remote. However, the Company cannot be assured that the PRC government authorities will not take a view contrary to the opinion of management. In addition, there may be changes and other developments in the PRC laws and regulations or their interpretations. If the current ownership structure of the Group was found to be not in compliance with any existing or future PRC laws or regulations, the Group may be required to restructure its ownership structure and operations in the PRC to comply with current or new PRC laws and regulations.

On October 11, 2011, JinkoSolar was named as a defendant in a putative shareholder class action lawsuit filed in the United States District Court for the Southern District of New York captioned Marco Peters v. JinkoSolar Holding Co., Ltd., et al., Case No. 11-CV-7133 (S.D.N.Y.) (the "U.S. Securities Action"). In addition to JinkoSolar, the complaint also named as defendants Xiande Li, Kangping Chen, Xianhua Li, Wing Koen Siew, Haitao Jin, Zibin Li, Stephen Markscheid, Longgen Zhang (the "Individual Defendants"), and the underwriters of our initial public offering in May 2010. The plaintiff in the U.S. Securities Action sought to represent a class of all purchasers and acquirers of ADSs of JinkoSolar between May 13, 2010 and September 21, 2011, inclusive. The plaintiff alleged that the defendants violated Sections 11 and 12(a)(2) of the Securities Act and Section 10(b) of the Exchange Act by making material misstatements or failing to disclose material information regarding, among other things, JinkoSolar's compliance with environmental regulations at its Haining facility. The complaint also asserted claims against the Individual Defendants for control person liability under Section 15 of the Securities Act and Section 20(a) of the Exchange Act. The complaint sought, among other things, certification of the putative class, unspecified compensatory damages (including interest), and costs and expenses incurred in the action. On March 19, 2012, the court entered an order appointing lead plaintiffs in the U.S. Securities Action.

On June 1, 2012, the court-appointed lead plaintiffs filed an amended complaint (the "Amended Complaint") asserting similar allegations and the same causes of action as in the original complaint and naming one additional underwriter as a defendant. On August 1, 2012, JinkoSolar filed a motion to dismiss the Amended Complaint, as did Stephen Markscheid, who was the only Individual Defendant to have been served in the action. On the same date, the underwriter defendants filed a joinder to JinkoSolar's motion to dismiss. On January 22, 2013, the court issued a Memorandum and Order granting JinkoSolar's and Stephen Markscheid's motions to dismiss in their entirety and dismissing the Amended Complaint as against all defendants. The Court entered judgment in favor of defendants on the same date. On February 19, 2013, lead plaintiffs filed a notice of appeal with respect to the court's January 22, 2013 Memorandum and Order and Judgment. Lead plaintiffs' appeal is currently pending in the United States Court of Appeals for the Second Circuit. The Company are unable to reliably estimate the probability of prevailing in the case and the scope of any liabilities.

In July 2008, the Company entered into a long-term supply agreement with Wuxi Zhongcai, a producer of virgin polysilicon materials. The Company provided a prepayment of RMB95.6 million pursuant to such contract. Wuxi Zhongcai subsequently halted production as a result of the adverse changes in the polysilicon market. In February 2013, the Company sued Wuxi Zhongcai in Shangrao City Intermediate People's Court for the refund of the outstanding balance of our prepayment of RMB93.2 million after deducting delivery made to the Company by an affiliate of Wuxi Zhongcai. In January 2013, the Company notified Wuxi Zhongcai to terminate our long-term supply agreement. In February 2013, Wuxi Zhongcai sued the Company in Shanghai Pudong New Area People's Court for approximately RMB2.7 million for breaching the contract by failing to make allegedly required payments. The Company considered the recovery of the RMB93.2 million unlikely as a result of the polysilicon market conditions, the mutually alleged claims and the adverse developments in the operations of Wuxi Zhongcai and recorded provisions of RMB93.2 million for the balance of our prepayment to Wuxi Zhongcai. As of the date of this report, these suits are still pending. The Company is unable to reliably estimate the probability of prevailing in the case and the scope of any liabilities.

In March 2012, COGIP S.P.A., or COGIP, one of the customers, initiated arbitration proceedings in the Chinese European Arbitration Centre for approximately EUR20.4 million for damages allegedly relating to the late delivery of modules and defects in our products. We responded to the arbitration summons on April 18, 2012 and raised a counterclaim for the outstanding portion of the purchase price of EUR23,310,000.00 plus liquidated damages of 0.5% of this amount per week since March 6, 2012. On April 24, 2013 the Company reached a settlement agreement with COGIP, pursuant to which COGIP agreed to pay EUR14 million to the Company in three installments to settle all claims As of July 31, 2013, the Company received all settlement payment of EUR14 million in total from COGIP.

(d) Guarantees

On June 13, 2009, Jiangxi Jinko entered into a loan agreement with Shangrao Heji Investment Co., Ltd. ("Heji"), in the principal amount of RMB100 million with a term of three years. Of this amount, RMB nil was outstanding as of December 31, 2011. In consideration of this loan agreement, Heji required Jiangxi Jinko to enter into a guarantee agreement with Jiangxi International Trust Co., Ltd. ("JITCL") on May 31, 2009 for Heji's payment obligations under its separate trust loan agreement with JITCL ("JITCL Loan Agreement"), under which JITCL extended a loan to Heji in the principal amount of RMB50 million for a term of three years. In the event that Heji fails to perform its obligations under the JITCL Loan Agreement or otherwise defaults thereunder, Jiangxi Jinko will become liable for Heji's obligations under the JITCL Loan Agreement. The Company recorded a guarantee liability of RMB1.5 million as of December 31, 2010 and reclassified to short term liability as of December 31, 2011. Corresponding deferred financing cost was recorded and amortized over the period of Jiangxi Jinko's long-term borrowing. Jiangxi Jinko has fully repaid the entrusted loans in July 2011. During 2012, Heji repaid the loan and Jiangxi Jinko was released from its obligations.